UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2002
                                                         --------------
          Check here if Amendment [ ]; Amendment Number:
                                                         --------------

                        This Amendment (Check only one.):
                         [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Harrold J. McComas
Address    c/o Foley & Lardner
           777 East Wisconsin Avenue
           Milwaukee, Wisconsin 53202

Form 13F File Number:  28-4363
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Harrold J. McComas
Title:     n/a
Phone:     (414) 297-5748

Signature, Place, and Date of Signing:

/s/ Harrold J. McComas            Milwaukee, Wisconsin            July 23, 2002
----------------------            --------------------            -------------
      [Signature]                    [City, State]                    [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


     Form 13F File Number                      Name
     --------------------                      ----

           28-3097                Bank One Wisconsin Trust Company, N.A.
           28-2903                Campbell Newman Asset Management, Inc.
           28-1526                Fiduciary Management, Inc.
           28-6687                U.S. Bancorp Asset Management, Inc.
           28-0274                M&I Investment Management Corp.
           28-6695                Northstar Capital Management, Inc.
           28-0290                Northern Trust Corporation
           28-2353                Scudder Kemper Investments
           28-1823                Stein Roe & Farnham

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 0
                                                        ------------
Form 13F Information Table Entry Total:                           24

Form 13F Information Table Value Total:                 $ 65,270,000
                                                        ------------
                                                         (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                   Form 13F INFORMATION TABLE

---------------------   ---------   -----------   ----------   ------------------   ----------   --------   -------------------
      Column 1          Column 2      Column 3     Column 4         Column  5        Column 6    Column 7        COLUMN 8
---------------------   ---------   -----------   ----------   ------------------   ----------   --------   -------------------
                                                                                                             Voting authority
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ---- -------- -----
                         Title                      Value      Shrs or  SH/  Put/   Investment    Other
   Name of issuer       of class        CUSIP      (x$1000)    prn amt  PRN  Call   Discretion   Managers   Sole   Shared  None
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
AMERICAN
INTERNATIONAL GROUP     COM         026874 10 7    1,180,000    17,300  SH            OTHER                        17,300
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
BANC ONE CORP           COM         06423A 10 3    1,811,000    47,073  SH            OTHER                        47,073
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
CITIGROUP, INC.         COM         172967101       1,686,00    43,500  SH            OTHER                        43,500
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
COCA COLA CO            COM         191216 10 0    4,542,000    81,100  SH            OTHER                        81,100
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
COLGATE PALMOLIVE CO    COM         194162 10 3    3,869,000    77,300  SH            OTHER                        77,300
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
EXXON MOBIL CORP.       COM         302316 10 2      643,000    15,708                                             15,708
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
FEDERAL NATIONAL
MORTGAGE                COM         313586 10 9    2,360,000    32,000  SH            OTHER                        32,000
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
GENERAL ELEC CO         COM         369604 10 3    8,175,000   281,400  SH            OTHER                       281,400
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
GILLETTE CO             COM         365766 10 2    1,070,000    31,600  SH            OTHER                        31,600
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
J.P.MORGAN CHASE &
CO.                     COM         46625H 10 0    2,384,000    70,280  SH            OTHER                        70,280
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
JOHNSON & JOHNSON       COM         478160 10 4    5,686,000   108,800  SH            OTHER                       108,800
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
KIMBERLY CLARK CORP     COM         494368 10 3    2,232,000    36,000  SH            OTHER                        36,000
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
MARSHALL & ILSLEY
CORP                    COM         571834 10 0    2,289,000    74,000  SH            OTHER                        74,000
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
MERCK & CO              COM         589331 10 7    1,281,000    25,300  SH            OTHER                        25,300
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
NORTHERN TR CORP        COM         665859 10 4    4,380,000    99,400  SH            OTHER                        99,400
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
PFIZER INC              COM         717081 10 3    5,355,000   153,000  SH            OTHER                       153,000
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
PROCTER & GAMBLE CO     COM         742718 10 9    4,376,000    49,000  SH            OTHER                        49,000
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
ROYAL DUTCH PET         NEW  YORK
CO                      1.25 GLDR   780257 80 4      663,000    12,000  SH            OTHER                        12,000
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
SCHERING PLOUGH CORP    COM         806605 10 1      984,000    40,000  SH            OTHER                        40,000
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
3 M COMPANY             COM         88579Y 10 1    2,927,000    23,800  SH            OTHER                        23,800
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
TRIBUNE CO.             COM         896047 10 7      305,000     7,000  SH            OTHER                         7,000
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
US BANCORP              COM         902973 30 4    2,131,000    91,276  SH            OTHER                        91,276
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
VERIZON COMM            COM         92343V 10 4      622,000    15,500  SH            OTHER                        15,500
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
WALGREEN CO.            COM         931422 10 9    4,319,000   111,800  SH            OTHER                       111,800
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----